Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 360,634	kr 358,538
Financial liabilities at fair value	330,209	330,196
Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	316,375	313,931
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	3,452	8,271	kr 26,536
Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	5,227	12,637
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	23,135	33,136
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	18,193	22,531
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	4,942	10,605
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	17,908	20,499
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	14,456	12,228
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	3,452	8,271
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	5,227	12,637
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	3,737	10,303
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	1,490	2,334
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	67,656	59,518
Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	22,648	18,191
Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	44,969	41,272
Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	39	55
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Financial assets at fair value	4,150	11,525
Treasuries/government bonds | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	4,150	11,525
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value		1,030
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	4,150	10,495
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Financial assets at fair value	52,843	41,561
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	52,843	41,561
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	22,628	17,161
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	30,215	24,400
Derivatives
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,643	6,432
Derivatives | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,643	6,432
Derivatives | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,604	6,377
Derivatives | Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	39	kr 55
Shares
Disclosure of detailed information about financial instruments
Financial assets at fair value	20
Shares | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	20
Shares | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 20